SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                      [ ]

         Post-Effective Amendment No.        8            (333-92297)     [X]
                                         ---------         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             10       (File No. 811-7195)           [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                       55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-3794

       James M. Odland, 50583 AXP Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on January 17, 2003 pursuant to paragraph  (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-effective Amendment No. 8 is to delay the effective date of Post-Effective Amendment No. 7 which was filed on or about October 21, 2002. The contents of Post-Effective Amendment No. 7 are incorporated by reference.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 19th day of December, 2002.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                      (Registrant)

                         By American Enterprise Life Insurance Company
                                    (Sponsor)

                         By /s/       Carol A. Holton*
                                      ---------------
                                      Carol A. Holton
                         President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 19th day of December, 2002.

Signature                                           Title

/s/  Gumer C. Alvero*                   Director, Chairman of the Board and
     ---------------                    Executive Vice President - Annuities
     Gumer C. Alvero

/s/  Douglas K. Dunning**               Director
     --------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                   Director, President and Chief
     ---------------                    Executive Officer
     Carol A. Holton

/s/  Paul S. Mannweiler*                Director
     -------------------
     Paul S. Mannweiler

/s/  James M. Odland**                  Vice President, General Counsel and
     -----------------                  Secretary
     James M. Odland

/s/  Teresa J. Rasmussen*               Director
     -------------------
     Teresa J. Rasmussen

/s/  Philip C. Wentzel*                 Vice President and Controller
     -----------------
     Philip C. Wentzel

/s/  Stephen M. Lobo***                 Vice President and Treasurer
     --------------
     Stephen M. Lobo

  * Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 15.1 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

 ** Signed  pursuant  to  Power  of  Attorney,   dated  April  9,  2002,  filed
    electronically as Exhibit 15.2 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

*** Signed  pursuant  to  Power  of  Attorney,   dated October 16, 2002, filed
    electronically as Exhibit 15.3 to Post-Effective Amendment No. 7 to Registration Statment No. 333-92297, is incorporated by reference.

By: /s/ James M. Odland
        ------------------
        James M. Odland